GOODWILL AND INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite and Indefinite-lived Intangible Assets
Beginning balance	$ 4,411
Acquisitions/ renewals/ divestitures	63
Amortization	(360)
Impairments	(1)
FX translation and other	(22)
Ending balance	4,091	$ 4,411
Mortgage servicing rights (MSRs)	404	336
Total intangible assets	4,495	4,747
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets
Beginning balance	1,419
Acquisitions/ renewals/ divestitures	(15)
Amortization	(171)
Impairments	0
FX translation and other	(2)
Ending balance	1,231	1,419
Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Beginning balance	2,653
Acquisitions/ renewals/ divestitures	29
Amortization	(140)
Impairments	(1)
FX translation and other	(1)
Ending balance	2,540	2,653
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets
Beginning balance	1
Acquisitions/ renewals/ divestitures	0
Amortization	(1)
Impairments	0
FX translation and other	0
Ending balance	0	1
Other customer relationships
Finite and Indefinite-lived Intangible Assets
Beginning balance	141
Acquisitions/ renewals/ divestitures	20
Amortization	(24)
Impairments	0
FX translation and other	(13)
Ending balance	124	141
Present value of future profits
Finite and Indefinite-lived Intangible Assets
Beginning balance	2
Acquisitions/ renewals/ divestitures	0
Amortization	0
Impairments	0
FX translation and other	0
Ending balance	2	2
Other
Finite and Indefinite-lived Intangible Assets
Beginning balance	5
Acquisitions/ renewals/ divestitures	29
Amortization	(24)
Impairments	0
FX translation and other	1
Ending balance	11	5
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets
Beginning balance	190
Acquisitions/ renewals/ divestitures	0
Amortization	0
Impairments	0
FX translation and other	(7)
Ending balance	$ 183	$ 190
Intangible Assets, Excluding Mortgage Servicing Rights | Customer Concentration Risk | American Airlines, Sears, The Home Depot and Costco | Credit card contract related intangibles
Finite and Indefinite-lived Intangible Assets
Intangible assets, percent	97.00%	96.00%